EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Maximum annual contributions per employee, percent			100.00%		100.00%
Employer matching contribution, percent of match			50.00%		50.00%
Employer matching contribution, percent of employees' gross pay			6.00%		6.00%
Defined contribution plan, cost	$ 0.3	$ 0.3	$ 1.2	$ 1.4	$ 1.9	$ 1.4	$ 0.9